Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2017
Pensions and other post-employment benefits
Pensions and other post-employment benefits

27. Pensions and other post-employment benefits

The Group maintains a number of post-employment plans in various countries including both defined contribution and defined benefit plans. The Group’s defined benefit plans comprise significant pension schemes, as well as material other post employment benefit (“Opeb”) plans providing post-retirement healthcare and life insurance coverage to certain employee groups. Defined benefit plans expose the Group to actuarial risks such as investment risk, interest rate risk, and life expectancy risk. The characteristics and associated risks of the defined benefit plans vary depending on the legal, fiscal, and economic requirements in each country. These characteristics and risks are further described below and relate to the plans included as part of the Group’s Continuing operations.

The total net defined benefit liability is EUR 461 million (EUR 1 198 million in 2016) consisting of net pension and other post-employment benefit liabilities of EUR 4 440 million (EUR 5 000 million in 2016) and net pension and other post-employment benefit assets of EUR 3 979 million (EUR 3 802 million in 2016).

Defined benefit plans

The Group’s most significant defined benefit pension plans are in the United States, Germany, and the United Kingdom. Together they account for 93% (93% in 2016) of the Group’s total defined benefit obligation and 91% (92% in 2016) of the Group’s total plan assets.

The defined benefit obligations, the fair value of plan assets, the effects of the asset ceiling and the net defined benefit balance as of December 31:

	2017				2016
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States	(19 614)	20 499	(453)	432	(22 845)	22 880	(265)	(230)
Germany	(2 773)	1 203	–	(1 570)	(2 680)	1 160	–	(1 520)
United Kingdom	(1 276)	1 552	–	276	(1 265)	1 485	–	220
Other	(1 834)	2 281	(46)	401	(1 873)	2 245	(40)	332
Total	(25 497)	25 535	(499)	(461)	(28 663)	27 770	(305)	(1 198)

United States

The Group has significant defined benefit pension plans and a significant post-retirement welfare benefit plan, providing post-retirement healthcare benefits and life insurance coverage, in the United States. The pension plans include both traditional service-based programs as well as cash-balance plans. The principal non-represented plan for salaried, non-union member employees was closed to new entrants after December 31, 2007 and fully frozen on December 31, 2009. The Group, then Alcatel Lucent, adopted a new cash-balance program, a cash balance plan, for salaried, non-union member employees effective January 1, 2015. The new program was extended to all United States-based salaried employees, except the employees of Nokia Technologies, effective January 1, 2017. For active union-represented employees and for former employees who, when active, were represented by a union, the Group maintains two represented defined benefit plans, both of which are traditional service-based pension programs. The larger of the two, which represents 95% of the obligation, is a closed plan. Post-retirement welfare benefits are maintained for certain retired former employees. An agreement was made with the Communications Workers of America (“CWA”) and the International Brotherhood of Electrical Workers (“IBEW”) unions to continue to provide post-retirement healthcare benefits and life-insurance coverage for employees formerly represented by these two unions. The current union agreement expires on December 31, 2019.

The defined benefit obligations, the fair value of plan assets, the effects of the asset ceiling and the net defined benefit balance for United States defined benefit plans as of December 31:

	2017				2016
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
Pension benefits
Management	(13 750)	15 263	(2)	1 511	(15 855)	16 861	(2)	1 004
Occupational	(2 995)	4 704	(451)	1 258	(3 528)	5 440	(263)	1 649
Supplemental	(351)	–	–	(351)	(401)	–	–	(401)
Total	(17 096)	19 967	(453)	2 418	(19 784)	22 301	(265)	2 252
Post-retirement benefits
Health (non-union represented)	(76)	–	–	(76)	(126)	–	–	(126)
Health (formerly union represented)	(1 026)	264	–	(762)	(1 343)	270	–	(1 073)
Group life (non-union represented)	(929)	186	–	(743)	(1 040)	220	–	(820)
Group life (formerly union represented)	(486)	82	–	(404)	(551)	89	–	(462)
Other	(1)	–	–	(1)	(1)	–	–	(1)
Total	(2 518)	532	–	(1 986)	(3 061)	579	–	(2 482)

Germany

The Group maintains two primary plans in Germany which cover the majority of active employees: the cash balance plan Beitragsorientierter Alterversorgungs Plan (“BAP”) and a similar cash balance program for the Group’s former Alcatel Lucent employees. Individual benefits are generally dependent on eligible compensation levels, ranking within the Group and years of service. These plans are partially funded defined benefit pension plans, the benefits being subject to a minimum return guaranteed by the Group. The funding vehicle for the BAP plan is the NSN Pension Trust e.V. The funding vehicle for the former Alcatel Lucent cash balance plan is the Alcatel SEL Unterstützungs-GmbH. The trusts are legally separate from the Group and manage the plan assets in accordance with the respective trust agreements.

All other plans have been previously frozen and replaced by the cash balance plans. Benefits are paid in annual installments, as monthly retirement pension, or as a lump sum on retirement in an amount equal to accrued pensions and guaranteed interest. The risks specific to the German defined benefit plans are related to changes in mortality of covered members, return on investment on plan assets, and volatility in interest rates.

United Kingdom

The Group has two pension Trusts in the United Kingdom. The Nokia Trust has a money purchase section with Guaranteed Minimum Pension (“GMP”) underpin and final salary sections, all closed to future benefit accrual on April 30, 2012. The legacy Alcatel-Lucent Trust has a money purchase section with GMP underpin, this section is closed to future benefit accrual; it also has final salary sections, the final salary sections are closed to new joiners but currently open to future benefit accrual. Both Trusts manage all investments for their respective pension plans. Individual benefits for final salary sections are dependent on eligible compensation levels and years of service. For the money purchase sections with GMP underpin, individual benefits are dependent on the greater of the value of GMP at retirement date or the pension value resulting from the individual’s invested funds.

Impact on the consolidated financial statements

Movements in the defined benefit obligation, fair value of plan assets and the impact of the asset ceiling

The movements in the present value of the defined benefit obligation for the years ended December 31:

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(19 784)	(3 061)	(5 818)	(28 663)	(58)	–	(1 782)	(1 840)
Current service cost	(75)	–	(105)	(180)	(63)	–	(92)	(155)
Interest expense	(652)	(98)	(112)	(862)	(711)	(111)	(150)	(972)
Past service cost and gains on curtailments	(39)	(1)	43	3	(13)	–	11	(2)
Settlements	13	–	10	23	5	–	6	11
Total	(753)	(99)	(164)	(1 016)	(782)	(111)	(225)	(1 118)
Remeasurements:
Gain/(loss) from change in demographic assumptions	141	33	(38)	136	79	15	(13)	81
Loss from change in financial assumptions	(747)	(141)	(148)	(1 036)	(301)	(60)	(593)	(954)
Experience gain/(loss)	60	204	3	267	227	205	(74)	358
Total(1)	(546)	96	(183)	(633)	5	160	(680)	(515)
Translation differences(1)	2 422	370	123	2 915	(615)	(91)	166	(540)
Contributions from plan participants	–	(111)	(24)	(135)	–	(124)	(20)	(144)
Benefit payments from plans	1 555	303	246	2 104	1 595	366	243	2 204
Acquisitions through business combinations	–	–	–	–	(19 919)	(3 243)	(3 431)	(26 593)
Other	10	(16)	(63)	(69)	(10)	(18)	(89)	(117)
Total	3 987	546	282	4 815	(18 949)	(3 110)	(3 131)	(25 190)
As of December 31	(17 096)	(2 518)	(5 883)	(25 497)	(19 784)	(3 061)	(5 818)	(28 663)
(1)	Includes CTA due to translation differences.

The movements in the fair value of plan assets for the years ended December 31:

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	22 301	579	4 890	27 770	57	–	1 394	1 451
Interest income	738	16	101	855	774	18	135	927
Administrative expenses and interest on asset ceiling	(17)	–	(1)	(18)	(19)	–	(1)	(20)
Settlements	(12)	–	(11)	(23)	(5)	–	(6)	(11)
Total	709	16	89	814	750	18	128	896
Remeasurements:
Return on plan assets, excluding amounts included in interest income	1 369	37	183	1 589	947	6	387	1 340
Total	1 369	37	183	1 589	947	6	387	1 340
Translation differences	(2 725)	(71)	(111)	(2 907)	709	16	(207)	518
Contributions:
Employers	28	3	129	160	32	10	74	116
Plan participants	–	111	24	135	–	124	20	144
Benefit payments from plans	(1 555)	(303)	(158)	(2 016)	(1 595)	(366)	(164)	(2 125)
Acquisitions through business combinations	–	–	–	–	21 571	599	3 182	25 352
Section 420 Transfer(1)	(160)	160	–	–	(172)	172	–	–
Other	–	–	(10)	(10)	2	–	76	78
Total	(4 412)	(100)	(126)	(4 638)	20 547	555	2 981	24 083
As of December 31	19 967	532	5 036	25 535	22 301	579	4 890	27 770
(1)	Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the funded status for the years ended December 31:

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	2 517	(2 482)	(928)	(893)	(1)	–	(388)	(389)
Current service cost	(75)	–	(105)	(180)	(63)	–	(92)	(155)
Interest income/(expense)	69	(82)	(12)	(25)	44	(93)	(16)	(65)
Past service cost and gains on curtailments	(39)	(1)	43	3	(13)	–	11	(2)
Settlements	1	–	(1)	–	–	–	–	–
Total	(44)	(83)	(75)	(202)	(32)	(93)	(97)	(222)
Remeasurements:
Return on plan assets, excluding amounts included in interest income	1 369	37	183	1 589	947	6	387	1 340
Gain/(loss) from change in demographic assumptions	141	33	(38)	136	79	15	(13)	81
Loss from change in financial assumptions	(747)	(141)	(148)	(1 036)	(301)	(60)	(593)	(954)
Experience gain/(loss)	60	204	3	267	227	205	(74)	358
Total (1)	823	133	–	956	952	166	(293)	825
Translation differences(1)	(303)	299	12	8	94	(75)	(41)	(22)
Employer contributions	28	3	129	160	32	10	74	116
Benefit payments from plans	–	–	88	88	–	–	79	79
Acquisitions through business combinations	–	–	–	–	1 652	(2 644)	(249)	(1 241)
Section 420 Transfer(2)	(160)	160	–	–	(172)	172	–	–
Other	10	(16)	(73)	(79)	(8)	(18)	(13)	(39)
Total	(425)	446	156	177	1 598	(2 555)	(150)	(1 107)
As of December 31	2 871	(1 986)	(847)	38	2 517	(2 482)	(928)	(893)
(1)	Includes CTA due to translation differences.
(2)	Section 420 Transfer. Refer to ‘Future Cash Flow’ section below.

The movements in the impact of the asset ceiling limitation for the years ended December 31:

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of January 1	(265)	–	(40)	(305)	–	–	(9)	(9)
Interest expense	(11)	–	(1)	(12)	(1)	–	(1)	(2)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	(224)	–	(9)	(233)	(251)	–	(7)	(258)
Acquisitions through business combinations	–	–	–	–	–	–	(22)	(22)
Translation differences	47	–	4	51	(13)	–	(1)	(14)
As of December 31	(453)	–	(46)	(499)	(265)	–	(40)	(305)

Net balances as of December 31:

	2017				2016
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of December 31	2 418	(1 986)	(893)	(461)	2 252	(2 482)	(968)	(1 198)

Present value of obligations includes EUR 18 940 million (EUR 21 271 million in 2016) of wholly funded obligations, EUR 5 248 million (EUR 6 122 million in 2016) of partly funded obligations and EUR 1 310 million (EUR 1 270 million in 2016) of unfunded obligations.

Recognized in the income statement

Recognized in personnel expenses in the consolidated income statement for the years ended December 31:

EURm	2017	2016	2015
Current service cost	180	155	46
Past service cost and gains on curtailments	(3)	2	(5)
Interest expense	37	65	9
Other	–	–	1
Total	214	222	51
Of which relates to:
United States pensions	55	32	1
United States Opeb	83	92	–
Other pensions	76	98	50

Recognized in comprehensive income

Recognized in other comprehensive income for the years ended December 31:

EURm	2017	2016	2015
Return on plan assets, excluding amounts included in interest income	1 589	1 340	2
Gain from change in demographic assumptions	136	81	–
(Loss)/gain from change in financial assumptions	(1 036)	(954)	114
Experience gain	267	358	–
Change in asset ceiling, excluding amounts included in interest expense	(233)	(259)	(6)
Total	723	566	110
Of which relates to:
United States pensions	599	701	–
United States Opeb	133	166	–
Other pensions	(9)	(301)	110

Actuarial assumptions and sensitivity analysis

Actuarial assumptions

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country.

The discount rates and mortality tables used for the significant plans:

	2017	2016	2017
	Discount rate %		Mortality table
United States	3.3	3.7	RP–2014 w/MP–2017 mortality projection scale
Germany	1.3	1.6	Heubeck 2005G
United Kingdom(1)	2.5	2.7	S2PA Light
Total weighted average for all countries	2.9	3.3
(1)	Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation:

%	2017	2016
Discount rate for determining present values	2.9	3.3
Annual rate of increase in future compensation levels	1.9	1.9
Pension growth rate	0.4	0.3
Inflation rate	2.1	2.0
Weighted average duration of defined benefit obligations	11 yrs	11 yrs

United States defined benefit plans

Actuarial assumptions used for determining the defined benefit obligation:

%	2017	2016
Benefit obligation, discount rate
Pension	3.3	3.7
Post-retirement healthcare and other	3.1	3.4
Post–retirement group life	3.4	3.8
Annual rate of increase in future compensation levels	2.06	2.08
Assumed healthcare cost trend rates
Healthcare costs trend rate assumed for next year	11.5	7.5
Healthcare cost trend rate assumed for next year (excluding post-retirement dental benefits)	11.8	7.7
Terminal growth rate	4.9	4.9
Year that the rate reaches the terminal growth value	2028	2028

Sensitivity analysis

The sensitivity of the defined benefit obligation to changes in the principal assumptions:

			Increase in assumption(1)	Decrease in assumption(1)
	Change in assumption		EURm	EURm
Discount rate for determining present values	1.0%		2 441	(2 961)
Annual rate of increase in future compensation levels	1.0%		(117)	103
Pension growth rate	1.0%		(557)	468
Inflation rate	1.0%		(533)	437
Healthcare cost trend rate	1.0%		(47)	43
Life expectancy	1	year	(899)	846
(1)	Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant and may not be representative of the actual impact of changes. If more than one assumption is changed simultaneously, the combined impact of changes would not necessarily be the same as the sum of the individual changes. If the assumptions change to a different level compared with that presented above, the effect on the defined benefit obligation may not be linear. The methods and types of assumptions used in preparing the sensitivity analyses are the same as in the previous period.

When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the present value of the defined benefit obligation is calculated with the projected unit credit method. Increases and decreases in the discount rate, rate of increase in future compensation levels, pension growth rate and inflation, which are used in determining the defined benefit obligation, do not have a symmetrical effect on the defined benefit obligation primarily due to the compound interest effect created when determining the net present value of the future benefit.

Investment strategies

The overall investment objective of the Group is to preserve or enhance the pension plans’ funded status through the implementation of an investment strategy that maximizes return within the context of minimizing surplus risk. In formulating the asset allocation for the Plans, multiple factors are considered, including, but not limited to the long-term risk and return expectations for a variety of asset classes as well as current and multi-year projections of the pension plans’ demographics, benefit payments, contributions and funded status. Local trustee boards are responsible for conducting asset liability studies, when appropriate; overseeing the investment of plan assets; and monitoring and managing associated risks under company oversight and in accordance with local law. The results of the Asset-Liability framework are implemented on a plan level.

The Group’s investment managers may use derivative financial instruments including futures contracts, forward contracts, options and interest rate swaps to manage market risk. The performance and risk profile of investments is regularly monitored on a stand-alone basis as well as in the broader portfolio context. One risk is a decline in the plan’s funded status as a result of the adverse performance of plan assets and/or defined benefit obligations. The application of the Asset-Liability Model study focuses on minimizing such risks.

Disaggregation of plan assets

	2017				2016
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	1 857	1	1 858	7	2 777	–	2 777	10
Debt securities	17 810	44	17 854	70	18 329	–	18 329	66
Insurance contracts	–	1 013	1 013	4	–	833	833	3
Real estate	–	1 350	1 350	5	–	1 389	1 389	5
Short-term investments	709	14	723	3	1 110	–	1 110	4
Other	–	2 737	2 737	11	–	3 332	3 332	12
Total	20 376	5 159	25 535	100	22 216	5 554	27 770	100

Most short-term investments including cash, equities and fixed-income securities have quoted market prices in active markets. Equity securities represent investments in equity funds and direct investments, which have quoted market prices in an active market. Debt securities represent investments in government and corporate bonds, as well as investments in bond funds, which have quoted market prices in an active market. Debt securities may also comprise investments in funds and direct investments. Insurance contracts are customary pension insurance contracts structured under domestic law in the respective countries. Real estate investments are investments in commercial properties or real estate funds which invest in a diverse range of real estate properties. Short-term investments are liquid assets or cash which are being held for a short period of time, with the primary purpose of controlling the tactical asset allocation. Other includes commodities as well as alternative investments, including derivative financial instruments.

United States plan

United States plan asset target and actual allocation range of the pension and post-retirement trust by asset category as of December 31, 2017:

	Pension target	Percentage of	Post-retirement	Percentage of post-
%	allocation range	plan assets	target allocation	employment plan assets
Equity securities	5-9	6	44	44
Fixed income securities	68-88	78	15	15
Real estate	4-8	6	–	–
Private equity and other	6-13	10	–	–
Cash	–	–	41	41
Total		100	100	100

The majority of the Group’s United States pension plan assets are held in a master pension trust. The post-retirement plan assets are held in two separate trusts in addition to the amount set aside in the master pension trust for retiree healthcare. The Pension & Benefits Investment Committee formally approves the target allocation ranges every few years on the completion of the Asset-Liability Model study by external advisors and internal investment management. The overall United States pension plan asset portfolio reflects a balance of investments split of approximately 22/78 between equity, including alternative investments for this purpose, and fixed income securities.

United States pension plan assets included EUR 0.15 million of Nokia ordinary shares and EUR 0.5 million of Nokia bonds as of December 31, 2017 (EUR 15 million of Nokia bonds in 2016).

Asset ceiling limitation

IAS19, Employee benefits, limits the amount of pension fund surplus that an entity may recognize to the amount of economic benefit that the entity can realize, either through refunds, or as reductions in future contributions. The Group recognized an asset ceiling limitation in 2017 in the amount of EUR 499 million, reducing the total gross asset value from EUR 25 535 million to the recognized value of EUR 25 036 million.

The most significant limitation of asset recognition for the Group is from the United States formerly represented pension plan. For the plans in the United States, the surplus is owned by the plan and therefore cannot be recognized by the Group as a recoverable pension asset. However, Section 420 of the Internal Revenue code (“Section 420”) allows for the transfer of pension assets in excess of specified thresholds (“excess pension assets”) over the plan’s funding obligation to be used to fund healthcare benefits and life insurance coverage (Opeb) of retired employees entitled to pension benefits under the plan. Section 420 requires employers making such transfers to continue to provide healthcare benefits or life insurance coverage to those retirees for a certain period of time (“cost maintenance period”), at levels prescribed by regulations.

For retirees who were represented by the CWA and IBEW, the Group expects to fund the current retiree healthcare and group life insurance obligations with Section 420 transfers from the United States formerly represented pension plan’s pension surplus. This is considered as a refund from the pension plan when setting the asset ceiling.

Annual valuation of funded status of the pension plans in the United States has established that the ability to utilize the Section 420 transfer of excess assets is limited to the United States formerly represented pension plan. Based on a calculated valuation of related Opeb liabilities to which the asset transfer is applicable, EUR 1 265 million asset may be recognized. This results in an asset ceiling limitation reducing the total funding surplus of this plan by EUR 451 million from a funded status of EUR 1 716 million to EUR 1 265 million as of December 31, 2017.

Significant events in 2017

Plan amendments

United States Special Voluntary Termination Program (“SVTP”) benefits offered to certain eligible participants

Effective January 1, 2017, the Group amended the represented pension plan to reflect additional offers under the SVTP to provide for enhanced benefits to certain eligible employees. The SVTP benefits resulted in an expense of EUR 14 million, recognized as past service costs in the consolidated income statement.

French AUXAD pension plan amendment

AUXAD is a French supplemental pension plan for the portion of income that exceeds eight times the annual French social security pension limit, beyond which there is no legal or contractual pension scheme. In 2017, the Group amended this plan to close the plan to future accruals from January 1, 2018. This change resulted in a gain of EUR 12 million, recognized as income related to past service in the consolidated income statement.

Curtailments

In 2017, the Group recognized curtailments in a number of countries following continued integration efforts to achieve cost savings. In France, restructuring activities resulted in a gain on curtailment of EUR 23 million following the release of liabilities. In the United States, restructuring activities resulted in a loss on curtailment of EUR 24 million driven by severance-related pension benefit enhancement.

Future cash flows

Contributions

Group contributions to the pension and other post-retirement benefit plans are made to facilitate future benefit payments to plan participants. The funding policy is to meet minimum funding requirements as set forth in the employee benefit and tax laws, as well as any such additional amounts as the Group may determine appropriate. Contributions are made to benefit plans for the sole benefit of plan participants. Employer contributions expected to be made in 2018 are EUR 103 million.

United States pension plans

Funding methods

Funding requirements for the three major United States qualified pension plans are determined by the applicable statutes, namely the Employee Retirement Income Security Act of 1974 (“ERISA”), the Internal Revenue Code of 1986, and regulations issued by the Internal Revenue Service (“IRS”).

In determining funding requirements, ERISA allows assets to be either market value or an average value over a period of time; and liabilities to be based on spot interest rates or average interest rates over a period of time. A preliminary assessment indicates that no funding is required for the non-represented and represented pension plans until, at least 2018. For the formerly represented pension plan, the Group does not foresee any future funding requirement for regulatory funding purposes, given the plan’s asset allocation and the level of assets compared to liabilities.

Section 420 transfer

As described in the ‘Asset Ceiling’ section, Section 420 allows for the funding of certain Opeb liabilities by utilizing certain excess pension assets. Section 420 is currently set to expire on December 31, 2025. On December 4, 2017, the Group made EUR 160 million Section 420 transfer of excess pension assets from the formerly represented pension plan to fund healthcare benefits and life insurance coverage for retirees who, when actively employed, were represented by CWA and IBEW. The Group expects to make a further Section 420 transfer during 2018 from the formerly represented pension plan to fund healthcare benefits and group life insurance coverage.

Contributions

The following table summarizes expected contributions to the pension and post-retirement plans until 2027. These figures include the reimbursements the Group will receive from the coverage provided to plan participants eligible for the Medicare Prescription drug benefit. The Group did not make contributions to its qualified pension plans in 2017, nor does it expect to make any contributions in 2018. Actual contributions may differ from expected contributions due to various factors, including performance of plan assets, interest rates and legislative changes.

	Pension	Post-retirement
				Medicare subsidy for
EURm	Non-qualified plans	Non-represented	Other benefit plans	formerly union represented(1)
2018	25	9	3	(16)
2019	25	9	3	(15)
2020	24	9	3	(14)
2021	24	9	3	(14)
2022	23	8	3	(13)
2023-2027	110	35	233	(57)

(1)	Medicare Subsidy is recorded within other movements in the reconciliation of the present value of the defined benefit obligation.

Certain actuarial assumptions used to determine whether pension plan funding is required differ from those used for accounting purposes, which may cause significant differences in volatile markets. While the basis for developing discount rates in both cases is by corporate bond yields, for accounting purposes, a yield curve developed by CitiGroup is used as of the close of the last business day of the financial year; whereas the ERISA funding rules allow the use of either a daily average yield curve for the last month of the financial year, or a two-year average yield curve. When measuring assets, fair values of plan assets as of the last business day of the financial year are used for accounting purposes; whereas ERISA funding rules allow for “asset smoothing” that averages fair values over periods as long as two years with limited expected returns included in the averaging. The approach applied by ERISA for the regulatory funding valuation minimizes the impact of sharp changes in asset values and corporate bond yields in volatile markets.

Healthcare benefits for both management and formerly union represented retirees’ benefits are capped for those who retired after February 28, 1990. The benefit obligation associated with this group of retirees is approximately 53% of the total United States retiree healthcare obligation as of December 31, 2017. Medicare is the primary payer for those aged 65 and older, comprising almost all of uncapped retirees.

Benefit payments

The following table summarizes expected benefit payments from the pension and post-retirement plans and other post-employment benefit plans until 2027. Actual benefit payments may differ from expected benefit payments. The amounts for the United States plans are net of expected plan participant contributions, as well as the annual Medicare Part D subsidy of approximately EUR 16 million.

	United States direct benefit payments					Other countries	Total
	Pension			Post-retirement
	Qualified	Qualified	Non-qualified	Formerly union	Non-union
EURm	management	occupational	plans	represented	represented
2018	1 237	286	25	125	51	273	1 997
2019	1 073	265	25	118	52	261	1 794
2020	1 041	253	24	147	53	267	1 785
2021	1 006	242	24	141	54	280	1 747
2022	971	230	23	133	55	279	1 691
2023-2027	4 294	980	110	539	281	1 515	7 719

Benefit payments are paid from plan assets where plans are fully funded. Funding mechanisms, such as the Section 420 transfer, are further utilized to minimize direct benefit payments for underfunded United States Opeb liabilities. Direct benefit payments expected to be paid in 2018 total EUR 117 million.